Tidal Trust III
234 West Florida Street, Suite 203
Milwaukee, WI 53204

December 1, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-221764, 811-23312

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF, Rockefeller New York Municipal Bond ETF, Rockefeller U.S. Small-Mid Cap ETF, and Rockefeller Global Equity ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective November 26, 2025, and filed electronically as Post-Effective Amendment No. 151 to the Trust’s Registration Statement on Form N-1A on November 24, 2025.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews

David Mathews
SVP of Legal Services
Tidal Investments LLC